SCHEDULE OF INTANGIBLE ASSETS, NET (Details) - USD ($)	Dec. 31, 2021	Jun. 30, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Software	$ 235,769	$ 232,764
Land use right	2,382,703	2,352,331
Less: accumulated amortization	(408,250)	(361,810)
Intangible assets, net	$ 2,210,222	$ 2,223,285